Provisions - Narrative (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Other provisions	£ 2,654,000,000	£ 2,199,000,000	£ 2,052,000,000
Expense of restructuring activities	589,000,000	226,000,000
Utilised	238,000,000	209,000,000
Decommissioning
Disclosure of other provisions [line items]
Other provisions	254,000,000	188,000,000	194,000,000
Expense of restructuring activities	93,000,000	18,000,000
Utilised	21,000,000	26,000,000
Decommissioning provision, ARO
Disclosure of other provisions [line items]
Other provisions	174,000,000	80,000,000
Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions	74,000,000	90,000,000
Restructuring
Disclosure of other provisions [line items]
Other provisions	35,000,000	83,000,000	3,000,000
Expense of restructuring activities	7,000,000	125,000,000
Utilised	39,000,000	42,000,000
Other
Disclosure of other provisions [line items]
Other provisions	277,000,000	280,000,000	£ 316,000,000
Expense of restructuring activities	40,000,000	35,000,000
Utilised	50,000,000	79,000,000
Business set up and restructuring cost
Disclosure of other provisions [line items]
Other provisions	37,000,000	30,000,000
Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	31,000,000	29,000,000
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	164,000,000	164,000,000
Obligations associated with investments in joint ventures and associates
Disclosure of other provisions [line items]
Other provisions	£ 0	£ 13,000,000